Segment Information (Details) - Schedule of Property and Equipment, Net of Depreciation, by Geographic Region - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total property and equipment, net:		$ 1,429	$ 1,309
Israel [Member]
Segment Reporting Information [Line Items]
Total property and equipment, net:		1,429	1,309
United States [Member]
Segment Reporting Information [Line Items]
Total property and equipment, net:	[1]

[1]	Represents less than $1.